DBX ETF Trust

SCHEDULE OF INVESTMENTS

Xtrackers Eurozone Equity ETF

August 31, 2020 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 97.5%
Austria - 0.7%
ANDRITZ AG	32	$1,073
CA Immobilien Anlagen AG	33	1,032
Erste Group Bank AG*	145	3,534
OMV AG*	71	2,315
Raiffeisen Bank International AG*	68	1,220
Telekom Austria AG*	67	495
Verbund AG	62	3,337
voestalpine AG	62	1,543

(Cost $19,992)		14,549

Belgium - 3.6%
Ackermans & van Haaren NV*	12	1,709
Ageas SA/NV	72	3,031
Anheuser-Busch InBev SA/NV	506	29,534
Cofinimmo SA REIT	12	1,762
Colruyt SA	27	1,712
Elia Group SA/NV	33	3,556
Galapagos NV*	22	2,997
Groupe Bruxelles Lambert SA	38	3,526
KBC Group NV	135	7,766
Proximus SADP	68	1,349
Sofina SA	8	2,406
Solvay SA	36	3,128
Telenet Group Holding NV	24	935
UCB SA	64	7,617
Umicore SA	89	4,097
Warehouses De Pauw CVA REIT	64	2,266

(Cost $101,130)		77,391

Finland - 3.8%
Elisa OYJ	73	4,303
Fortum OYJ	212	4,491
Huhtamaki OYJ*	48	2,327
Kesko OYJ, Class B	126	2,801
Kone OYJ, Class B	199	17,098
Neles OYJ	57	780
Neste OYJ	208	11,147
Nokia OYJ*	2,740	13,345
Orion OYJ, Class B	48	2,257
Sampo OYJ, Class A	255	10,287
Stora Enso OYJ, Class R	318	4,689
UPM-Kymmene OYJ	244	7,415
Wartsila OYJ Abp	225	1,928

(Cost $79,653)		82,868

France - 32.3%
Accor SA*	93	2,863
Aeroports de Paris	14	1,470
Air France-KLM*(a)	123	555
Air Liquide SA	232	38,581
Airbus SE*	299	24,616
Alstom SA*	93	5,187
Alten SA*	14	1,216
Amundi SA, 144A*	30	2,336
Arkema SA	34	3,777
Atos SE*	49	4,249
AXA SA	953	19,462
BioMerieux	22	3,341
BNP Paribas SA*	566	24,751
Bollore SA	447	1,683
Bouygues SA*	107	4,255
Bureau Veritas SA*	135	3,067
Capgemini SE	73	10,127
Carrefour SA	306	4,926
Casino Guichard Perrachon SA*(a)	24	624
Cie de Saint-Gobain*	251	10,200
Cie Generale des Etablissements Michelin SCA	85	9,619
CNP Assurances*	81	1,087
Covivio REIT	22	1,634
Credit Agricole SA*	612	6,286
Danone SA	314	20,692
Dassault Systemes SE	69	13,026
Edenred	101	5,227
Eiffage SA*	38	3,509
Elis SA*	83	1,077
Engie SA*	900	12,545
EssilorLuxottica SA*	146	19,574
Eurazeo SE*	21	1,111
Faurecia SE*	38	1,659
Gecina SA REIT	21	2,893
Getlink SE*	204	3,133
Hermes International	17	14,626
ICADE REIT	16	1,038
Iliad SA(a)	9	1,927
Ipsen SA	18	1,869
JCDecaux SA*	36	688
Kering SA	37	22,771
Klepierre SA REIT(a)	105	1,732
Legrand SA	129	10,784
L’Oreal SA	121	40,070
LVMH Moet Hennessy Louis Vuitton SE	131	61,540
Natixis SA*	455	1,254
Orange SA	954	10,645
Orpea*	25	3,009
Pernod Ricard SA	76	13,043
Peugeot SA*	273	4,692
Publicis Groupe SA*	86	3,021
Remy Cointreau SA(a)	10	1,649
Renault SA*	103	2,937

Rubis SCA	47	2,225
Safran SA*	155	17,985
Sanofi	520	52,780
Sartorius Stedim Biotech	12	4,303
Schneider Electric SE	285	35,363
SCOR SE*	90	2,413
SEB SA	13	2,287
Societe Generale SA*	403	6,546
Sodexo SA	42	3,012
Suez SA	190	3,296
Teleperformance	26	8,035
Thales SA	49	3,838
TOTAL SE	1,106	43,782
Ubisoft Entertainment SA*	47	3,876
Unibail-Rodamco-Westfield REIT(a)	68	3,185
Valeo SA	102	3,123
Veolia Environnement SA	272	6,571
Vinci SA	252	23,682
Vivendi SA	429	12,211
Wendel SE	14	1,439

(Cost $790,672)		707,605

Germany - 27.0%
1&1 Drillisch AG	24	684
adidas AG*	85	25,882
Allianz SE	194	42,115
BASF SE	420	25,647
Bayer AG	454	30,156
Bayerische Motoren Werke AG	157	11,294
Bechtle AG	12	2,428
Beiersdorf AG	62	7,178
Brenntag AG	72	4,517
Carl Zeiss Meditec AG	18	2,032
Commerzbank AG*	512	2,978
Continental AG	54	5,890
Covestro AG, 144A	77	3,671
CTS Eventim AG & Co. KGaA*	26	1,294
Daimler AG	413	21,064
Delivery Hero SE, 144A*	54	5,814
Deutsche Bank AG*(b)	1,007	9,664
Deutsche Boerse AG	83	15,723
Deutsche Lufthansa AG*	285	2,976
Deutsche Post AG	451	20,561
Deutsche Telekom AG	1,601	28,242
Deutsche Wohnen SE	163	8,702
E.ON SE	977	11,579
Evonik Industries AG	87	2,528
Evotec SE*	59	1,581
Fielmann AG*	12	875
Fraport AG Frankfurt Airport Services Worldwide*	18	821
Fresenius Medical Care AG & Co. KGaA	105	8,923
Fresenius SE & Co. KGaA	191	8,863
FUCHS PETROLUB SE	14	507
GEA Group AG	77	2,814
GRENKE AG	14	1,025
Hannover Rueck SE	30	5,116
HeidelbergCement AG	72	4,583
Hella GmbH & Co. KGaA	22	1,079
Henkel AG & Co. KGaA	50	4,500
HOCHTIEF AG	9	800
Infineon Technologies AG	579	16,037
KION Group AG	34	2,881
LANXESS AG	34	1,993
LEG Immobilien AG	30	4,422
Merck KGaA	63	8,563
METRO AG	53	526
MorphoSys AG*	14	1,766
MTU Aero Engines AG	20	3,713
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	66	19,078
Nemetschek SE	20	1,593
Puma SE*	44	3,640
Rational AG	2	1,282
Rheinmetall AG	18	1,669
RWE AG	287	11,430
SAP SE	505	83,370
Scout24 AG, 144A	49	4,568
Siemens AG	368	50,903
Sixt SE*	4	363
Stroeer SE & Co. KGaA*	11	858
Symrise AG	57	7,877
Talanx AG	26	968
TeamViewer AG, 144A*	43	2,333
Telefonica Deutschland Holding AG	447	1,238
thyssenkrupp AG*	159	1,146
Uniper SE	49	1,608
United Internet AG	44	2,165
Vonovia SE	227	16,289
Zalando SE, 144A*	58	5,073

(Cost $594,296)		591,458

Greece - 0.1%
Hellenic Telecommunications Organization SA	123	2,015
OPAP SA	82	753

(Cost $2,603)		2,768

Ireland - 1.9%
Bank of Ireland Group PLC*	449	1,013
CRH PLC	376	13,940
Kerry Group PLC, Class A	76	9,998
Kingspan Group PLC	69	5,937
Ryanair Holdings PLC, ADR*	93	7,524
Smurfit Kappa Group PLC	101	3,585

(Cost $38,563)		41,997

Italy - 6.3%
A2A SpA	779	1,139
ACEA SpA	24	495
Amplifon SpA*	33	1,102
Assicurazioni Generali SpA	672	10,452
ASTM SpA*	45	918
Atlantia SpA*	252	4,017
Banca Mediolanum SpA	129	959
Buzzi Unicem SpA	36	884
Buzzi Unicem SpA-RSP	18	251
Davide Campari-Milano NV	278	2,857
DiaSorin SpA	12	2,174
Enel SpA	3,283	29,797
Eni SpA	1,238	11,549
FinecoBank Banca Fineco SpA*	290	4,405
Hera SpA	269	1,030
Infrastrutture Wireless Italiane SpA, 144A	160	1,562
Intesa Sanpaolo SpA*	8,307	17,934
Iren SpA	217	569
Italgas SpA	235	1,516
Leonardo SpA	196	1,329
Mediobanca Banca di Credito Finanziario SpA	370	3,222
Moncler SpA*	95	3,687
Nexi SpA, 144A*	158	2,818
Pirelli & C SpA, 144A*	249	1,078
Poste Italiane SpA, 144A	231	2,124
Prysmian SpA	129	3,616
Recordati Industria Chimica e Farmaceutica SpA	45	2,458
Saipem SpA	257	552
Snam SpA	1,007	5,167
Telecom Italia SpA	5,126	2,445
Telecom Italia SpA-RSP	2,643	1,251
Terna Rete Elettrica Nazionale SpA	701	5,079
UniCredit SpA*	1,007	9,936

(Cost $149,597)		138,372

Luxembourg - 0.7%
ArcelorMittal SA*	353	4,476
Aroundtown SA*	587	3,217
Eurofins Scientific SE*	6	4,819
Grand City Properties SA	56	1,440
RTL Group SA*	8	266
Tenaris SA	235	1,383

(Cost $21,362)		15,601

Netherlands - 10.9%
Aalberts NV	36	1,362
ABN AMRO Bank NV, 144A*	340	3,247
Adyen NV, 144A*	13	21,968
Aegon NV	867	2,419
Akzo Nobel NV	97	9,622
Altice Europe NV*	322	1,428
Argenx SE*	17	3,938
ASM International NV	24	3,619
ASML Holding NV	176	66,156
ASR Nederland NV	62	2,154
Euronext NV, 144A	31	3,774
EXOR NV	56	3,309
Heineken Holding NV	44	3,613
Heineken NV	117	10,853
IMCD NV	21	2,247
ING Groep NV*	1,936	15,754
Just Eat Takeaway.com NV, 144A*	61	6,802
Koninklijke Ahold Delhaize NV	515	15,533
Koninklijke DSM NV	89	14,311
Koninklijke KPN NV	1,584	4,162
Koninklijke Philips NV*	443	20,999
Koninklijke Vopak NV	34	1,871
NN Group NV	115	4,339
Randstad NV	57	2,977
Signify NV, 144A*	71	2,377
Wolters Kluwer NV	129	10,614

(Cost $209,640)		239,448

Portugal - 0.5%
EDP - Energias de Portugal SA	1,376	6,981
Galp Energia SGPS SA	225	2,414
Jeronimo Martins SGPS SA	121	1,991

(Cost $11,057)		11,386

Spain - 7.3%
Acciona SA	12	1,438
ACS Actividades de Construccion y Servicios SA	133	3,264
Aena SME SA, 144A*	36	5,386
Amadeus IT Group SA	208	11,669
Banco Bilbao Vizcaya Argentaria SA	3,057	8,968
Banco de Sabadell SA	2,613	1,057
Banco Santander SA	7,791	17,357
Bankia SA	544	687
Bankinter SA	309	1,666
CaixaBank SA	1,730	3,811
Cellnex Telecom SA, 144A*	123	7,896
Enagas SA	113	2,769
Endesa SA	156	4,334
Ferrovial SA	253	6,772
Grifols SA	144	3,911
Grupo Catalana Occidente SA	22	572
Iberdrola SA	2,752	34,723
Industria de Diseno Textil SA	556	15,660
Inmobiliaria Colonial Socimi SA REIT	137	1,208
Mapfre SA	471	895
Merlin Properties Socimi SA REIT	120	1,079

Naturgy Energy Group SA	160	3,092
Red Electrica Corp. SA	214	4,101
Repsol SA	744	5,892
Siemens Gamesa Renewable Energy SA	113	3,033
Telefonica SA	2,355	9,325

(Cost $224,099)		160,565

Switzerland - 0.5%
STMicroelectronics NV
(Cost $6,323)	318	9,561

United Kingdom( - 1.9%
Unilever NV
(Cost $43,057)	719	41,713

TOTAL COMMON STOCKS (Cost $2,292,044)		2,135,282

PREFERRED STOCKS - 2.0%
Germany - 1.9%
Bayerische Motoren Werke AG	26	1,465
FUCHS PETROLUB SE	34	1,611
Henkel AG & Co. KGaA	87	8,902
Porsche Automobil Holding SE*	77	4,724
Sartorius AG	18	7,642
Sixt SE	8	451
Volkswagen AG*	101	16,831

(Cost $41,196)		41,626

Spain - 0.1%
Grifols SA, Class B
(Cost $2,851)	129	2,089

TOTAL PREFERRED STOCKS (Cost $44,047)		43,715

EXCHANGE-TRADED FUNDS - 0.3%
iShares MSCI Eurozone ETF
(Cost $5,992)	180	7,090

SECURITIES LENDING COLLATERAL - 0.6%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.04%(c)(d)
(Cost $12,190)	12,190	12,190

CASH EQUIVALENTS - 0.0%
DWS Government Money Market Series “Institutional Shares”, 0.06%(c)
(Cost $148)	148	148

TOTAL INVESTMENTS - 100.4% (Cost $2,354,421)		$2,198,425
Other assets and liabilities, net - (0.4%)		(8,076)

NET ASSETS - 100.0%		$2,190,349

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended August 31, 2020 is as follows:

Value ($) at 5/31/2020	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2020	Value ($) at 8/31/2020
COMMON STOCKS — 0.4%
Germany — 0.4%
Deutsche Bank AG*(b)
16,067	550	(9,022)	1,834	235	—	—	1,007	9,664
SECURITIES LENDING COLLATERAL — 0.6%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.04%(c)(d)
55,855	—	(43,665)(e)	—	—	275	—	12,190	12,190
CASH EQUIVALENTS — 0.0%
DWS Government Money Market Series “Institutional Shares”, 0.06%(c)
187	43,814	(43,853)	—	—	—	—	148	148

72,109	44,364	(96,540)	1,834	235	275	—	13,345	22,002

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2020 amounted to $9,750, which is 0.4% of net assets.

(b)	Affiliated issuer. This security is owned in proportion with its representation in the index.
(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended August 31, 2020.

ADR:	American Depositary Receipt
REIT:	Real Estate Investment Trust
RSP:	Risparmio (Convertible Savings Shares)
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Securities are listed in country of domicile.

At August 31, 2020 the Xtrackers Eurozone Equity ETF had the following sector diversification:

Sector Diversification	Market Value	As a % of Total Investments excluding Exchange-Traded Funds, Securities Lending Collateral and Cash Equivalents
Industrials	$332,761	15.3%
Financials	316,885	14.5
Consumer Discretionary	280,312	12.9
Information Technology	268,744	12.3
Consumer Staples	222,713	10.2
Health Care	189,189	8.6
Utilities	162,868	7.5
Materials	162,187	7.5
Communication Services	110,535	5.1
Energy	80,904	3.7
Real Estate	51,899	2.4

Total	$2,178,997	100.0%

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2020 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(f)	$2,135,282	$—	$—	$2,135,282
Preferred Stocks(f)	43,715	—	—	43,715
Exchange-Traded Funds	7,090	—	—	7,090
Short-Term Investments(f)	12,338	—	—	12,338

TOTAL	$2,198,425	$—	$—	$2,198,425

(f)	See Schedule of Investments for additional detailed categorizations.